UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

August 31, 2020

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2020. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Pandemic Disrupted Economic, Market Courses

Broad market sentiment was generally upbeat through the first half of the reporting period. Dovish central banks, modest inflation, improving economic and corporate earnings data, and progress on U.S.-China trade policy helped boost global growth outlooks. Against this backdrop, risk assets, including municipal bonds (munis), largely remained in favor.

However, beginning in late February, COVID-19 quickly quashed the optimistic tone. The outbreak rapidly spread worldwide, halting most U.S. and global economic activity and triggering a deep worldwide recession. In the U.S., stocks and credit-sensitive assets sold off sharply, while U.S. Treasury yields plunged to record lows amid soaring demand. Quick and aggressive action from the Federal Reserve and Congress helped stabilize financial markets and restore confidence in the muni and credit sectors. Additionally, declining coronavirus infection and death rates in many regions and the reopening of economies were positive influences. By the end of August, manufacturing, employment and other data suggested an economic recovery was underway.

In general, munis bounced back from the early spring sell-off to deliver modest gains for the 12-month period. However, the broad asset class did not keep pace with the rallying Treasury market.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of August 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	0.96%	4.56%	5.12%	—	12/30/86
S&P Municipal Bond California 50% Investment Grade/50% High Yield Index	—	2.80%	5.48%	—	—	—
Bloomberg Barclays Municipal Bond Index	—	3.24%	3.99%	3.97%	—	—
I Class	BCHIX	1.17%	4.77%	5.33%	—	3/1/10
Y Class	ACYHX	1.21%	—	—	5.01%	4/10/17
A Class	CAYAX					1/31/03
No sales charge		0.71%	4.30%	4.86%	—
With sales charge		-3.79%	3.34%	4.37%	—
C Class	CAYCX	-0.04%	3.53%	4.08%	—	1/31/03
Average annual returns since inception are presented when ten years of performance history is not available.

Returns for the Bloomberg Barclays Municipal Bond Index are shown to cover the 10 year period because the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index total return data became available as of December 30, 2011.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2020
Investor Class — $16,482

Bloomberg Barclays Municipal Bond Index — $14,768

Since S&P Municipal Bond California 50% Investment Grade/50% High Yield Index total return data is only available from December 2011, it is not included in the line chart. .

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.50%	0.30%	0.27%	0.75%	1.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Alan Kruss, Joseph Gotelli and Steven Permut

Performance Summary

California High-Yield Municipal returned 0.96%* for the 12 months ended August 31, 2020. By comparison, the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index returned 2.80%. Fund returns reflect operating expenses, while index returns do not.

Like most asset classes during the 12-month period, the municipal bond (muni) market endured extreme volatility as the COVID-19 outbreak prompted a dramatic sell-off in March and April. However, the Federal Reserve (Fed) and the U.S. government quickly responded with monetary and fiscal stimulus. This helped stem losses, restore liquidity and lend stability to fixed-income markets in general, which benefited munis. Within the portfolio, sector allocation and security selection hindered performance, relative to the index, while duration positioning mitigated a portion of the decline.

Fed Moves Bolstered Muni Market

Early in the reporting period, waning trade tensions and an improving global growth outlook fostered risk-on investing, driving muni prices higher. However, as the coronavirus spread across the U.S. in early 2020, economic activity grinded to a halt, and risk assets sold off sharply. Robust demand for safe-haven assets led to considerable muni underperformance versus Treasuries.

Swift action by the Fed, including cutting short-term interest rates to near 0% and launching aggressive lending and asset-purchase plans, aided the market. The Fed’s efforts included the $500 billion Municipal Liquidity Facility (MLF), which restored market confidence that muni issuers would have access to liquidity as needed. Meanwhile, lawmakers passed the Coronavirus Aid, Relief and Economic Security (CARES) Act, which also helped soothe investors’ anxieties. A summer-long risk rally followed, especially as states lifted pandemic-related restrictions.

Demand for munis gradually recovered to nearly pre-COVID-19 levels by the end of the period. New-issue levels similarly whipsawed through 2020, although taxable issuance remained greater than tax-exempt issuance. Overall, muni returns largely trailed Treasuries. Within the broad muni sector, higher-quality securities outperformed lower-quality issues, and general obligation (GO) bonds outperformed revenue bonds. California munis modestly outperformed national munis.

Pandemic Pressured California Finances

State and local finances across the U.S. remained relatively healthy from the start of the reporting period through early 2020. However, costs related to the pandemic stretched California and other state budgets. The CARES Act earmarked funds to offset a large portion of those expenses. Additionally, adjustments by the California government to push select expenditures into 2021-2022 helped smooth the state’s expected drawdown in reserves. At of the end of August, the state’s cash position was strong, with $50.1 billion of available liquidity. This is a key indicator for rating agencies, given the state’s cash liquidity position typically weakens significantly in times of stress (such as from 2009 to 2011).

While California’s employment market has recovered slowly, especially within the hard-hit leisure and hospitality industry, the revenue impact continues to unfold. Yet, the state has several different levers to pull to adjust for any future downturns in revenue, including tax increases, spending to shift funds. The extent of the challenges hinges on the duration of the pandemic-related disruptions and economic downturn.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

Security Selection, Sector Allocation Detracted from Results

Our security selection in the special tax, local GO and hospital sectors weighed on relative returns. While the index holds a blend of high- and low-quality issues in these sectors, we believe lower-quality securities possess a better risk/reward trade-off. Yet, when the market moves as dramatically as it did during the period, lower-quality securities tend to lag. Our security selection in the corporate muni sector helped offset some of these negative effects.

Our overweight allocation, relative to the index, to riskier sectors, including charter schools and student housing, diminished relative returns. An underweight stake in less-risky sectors, such as state GO bonds and water and sewer districts, also detracted. Conversely, avoiding the solid waste/resource recovery sector aided relative performance.

Duration Supplied a Lift

To help offset some of the credit risk in the portfolio, we consistently maintained a longer-than-index duration, which proved beneficial during the period. We also maintained overweight exposure in the 15- to 20-year portion of the yield curve, which supplied a lift.

Portfolio Positioning

Given the prevailing uncertainty related to the pandemic, we’re continually evaluating the broad secular and cyclical repercussions. We’re also monitoring how sectors such as student housing, nursing facilities and airports will manage marketplace changes.

As good as the CARES Act was in addressing the initial expenses of fighting COVID-19, we’re waiting to see what the next round of stimulus looks like. And if no new relief is forthcoming, state and local governments will likely need to implement measures to right-size under a lower-revenue regime. Meanwhile, the upcoming election also looms large due to the potential for higher tax rates, which generally provide a tailwind to the muni market.

Within California, the state’s cash reserves appear healthy enough to buffer the upcoming challenges. Nonetheless, between COVID-19 and the state’s wildfires, we’re weighing the long-term impacts such risks have on broader housing trends. Specifically, we’re considering how a distributed workforce away from coastal areas could affect fundamentals. Ultimately, we’re confident in the market’s resiliency, and we expect credit fundamentals to remain largely stable. Although downgrade levels will likely rise as the impact of the pandemic plays out, we believe defaults will mostly affect the riskiest parts of the market. We believe opportunities will continue to arise across the asset class at all quality levels, and our fundamental credit research will help identify those opportunities.

Fund Characteristics

AUGUST 31, 2020
Portfolio at a Glance
Weighted Average Life to Maturity	19.7 years
Average Duration (Modified)	5.7 years

Top Five Sectors	% of fund investments
Special Tax	41%
Hospital	15%
Tobacco Settlement	7%
Charter School	7%
Multi-Family Housing	4%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.4%
Other Assets and Liabilities	(0.4)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2020 to August 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/20	Ending Account Value 8/31/20	Expenses Paid During Period(1) 3/1/20 - 8/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$971.50	$2.48	0.50%
I Class	$1,000	$973.30	$1.49	0.30%
Y Class	$1,000	$972.60	$1.34	0.27%
A Class	$1,000	$970.30	$3.71	0.75%
C Class	$1,000	$966.60	$7.42	1.50%
Hypothetical
Investor Class	$1,000	$1,022.62	$2.54	0.50%
I Class	$1,000	$1,023.63	$1.53	0.30%
Y Class	$1,000	$1,023.78	$1.37	0.27%
A Class	$1,000	$1,021.37	$3.81	0.75%
C Class	$1,000	$1,017.60	$7.61	1.50%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

AUGUST 31, 2020

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.4%
California — 99.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,649,648
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,110,220
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,381,750
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,238,740
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,236,260
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,645,072
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,021,600
Beaumont Special Tax, 4.00%, 9/1/40	1,250,000	1,363,800
Beaumont Special Tax, 4.00%, 9/1/45	1,510,000	1,630,785
Beaumont Special Tax, 4.00%, 9/1/50	1,500,000	1,613,805
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,816,956
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,217,671
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,857,021
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,309,888
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,631,175
California Community Housing Agency Rev., 5.00%, 4/1/49(1)	8,035,000	9,022,743
California Community Housing Agency Rev., 5.00%, 8/1/49(1)	11,000,000	12,397,440
California Community Housing Agency Rev., 5.00%, 2/1/50(1)	5,000,000	5,665,550
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	843,308
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	650,000	768,177
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	3,663,328
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	1,000,020
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(2)	2,000,000	358,040
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(1)	500,000	524,115
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(1)	500,000	519,000
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(1)	350,000	361,627
California Housing Finance Rev., 4.00%, 3/20/33	21,284,971	23,519,254
California Housing Finance Rev., 4.25%, 1/15/35	3,278,159	3,696,025
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,690,450
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,919,799
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,835,925
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	2,000,000	2,065,140

	Principal Amount	Value
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	$360,000	$386,759
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,632,220
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/48	6,700,000	7,632,774
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	5,505,000	6,259,350
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/52	5,140,000	5,840,325
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49	2,145,000	2,317,758
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54	1,875,000	2,017,950
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	3,017,492
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	7,309,820
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,229,710
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,005,095
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,308,744
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	5,112,425
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	625,000	636,481
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,364,104
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	3,100,000	3,071,573
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,073,090
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,745,610
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,832,547
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,735,035
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,987,352
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,368,400
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,981,482
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	1,670,000	1,885,547
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,822,643
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	4,717,400
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,124,480
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,145,680
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	580,315
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	379,243

	Principal Amount	Value
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	$500,000	$536,410
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	319,635
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,763,152
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,659,743
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	2,239,195
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	5,362,650
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(1)	800,000	844,616
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	1,915,000	2,002,994
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(1)	1,805,000	1,878,698
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(1)	905,000	953,743
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,469,286
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,017,783
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,857,275
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	6,229,500
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	6,201,600
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,080,700
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	2,766,231
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(1)	2,500,000	2,875,975
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,853,430
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/36(1)	400,000	420,668
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/44(1)	375,000	386,036
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/54(1)	1,000,000	1,021,490
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,573,880
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	5,539,700
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(1)	985,000	1,151,081
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(1)	1,285,000	1,492,887
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(1)	795,000	920,181
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(1)	400,000	460,376
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(1)	500,000	573,185
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/36(1)	1,170,000	1,320,661

	Principal Amount	Value
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(1)	$1,000,000	$1,120,310
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	1,300,000	1,444,456
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,942,956
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	3,322,808
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)	2,525,000	2,595,245
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)	1,500,000	1,571,835
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,564,215
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(1)	4,630,000	4,833,905
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(1)	2,000,000	2,082,900
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	1,325,000	1,449,497
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	459,902
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	2,207,772
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	2,093,040
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(1)	785,000	832,916
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(1)	770,000	812,288
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,324,993
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,848,040
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	4,176,823
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(1)	1,050,000	1,137,339
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(1)	2,425,000	2,602,001
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24	300,000	320,730
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34	500,000	553,425
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	1,180,000	1,378,618
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/39(1)	1,000,000	1,204,810
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44	700,000	768,705
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,834,437
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	2,371,740
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/54(1)	1,150,000	1,362,635
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	500,000	533,240
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	550,000	573,287

	Principal Amount	Value
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	$1,000,000	$1,033,450
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	5,404,035
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(1)	320,000	324,966
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	500,000	536,435
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	926,968
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	1,051,620
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	384,595
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	2,178,813
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,371,727
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(1)	1,000,000	1,139,850
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(1)	1,870,000	2,093,558
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(1)	2,935,000	2,954,254
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,745,476
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,500,800
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,730,413
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,037,830
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,653,079
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	8,123,010
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(1)	1,795,000	1,852,368
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,123,043
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(1)	1,300,000	1,301,170
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	2,630,000	2,596,625
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,314,488
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(1)	6,325,000	6,607,032
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,685,010
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,055,679
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	2,000,000	2,279,440
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	2,635,000	2,759,451
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,121,600
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,248,984

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	$2,400,000	$2,619,720
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45(3)(4)	552,144	303,679
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/38	5,000,000	6,689,200
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,546,830
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,473,041
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,273,400
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,560,386
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,101,770
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,856,145
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	10,740,807
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,947,842
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(1)	14,750,000	16,241,225
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,489,100
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/39(1)	2,550,000	2,567,722
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/49(1)	3,375,000	3,322,991
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,967,220
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	352,424
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	369,353
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	383,057
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	1,125,000	1,324,721
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,146,464
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	1,300,000	1,485,302
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	941,535
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,181,780
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	789,635
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,116,070
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	3,025,000	3,324,777

	Principal Amount	Value
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	$1,545,000	$1,777,816
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,651,440
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,855,821
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,337,508
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	1,969,398
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,140,840
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,349,375
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,240,992
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37(5)	415,000	460,418
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45(5)	865,000	935,359
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50(5)	820,000	881,549
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,441,938
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,512,119
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,579,424
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,468,150
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,553,140
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,618,453
Chino Community Facilities District Special Tax, 4.00%, 9/1/45	1,325,000	1,424,494
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,834,150
Chino Community Facilities District Special Tax, 4.00%, 9/1/50	2,500,000	2,676,550
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	670,577
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,120,510
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,744,782
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,121,460
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,687,530
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,005,586
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	1,950,300
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,236,872
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Parklane), 5.00%, 9/1/49	2,400,000	2,686,416
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	796,723
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,331,275
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,660,288
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,232,658
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	7,300,000	8,192,571

	Principal Amount	Value
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	$1,170,000	$1,312,646
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,006,002
El Dorado County Special Tax, 5.00%, 9/1/27	1,050,000	1,294,503
El Dorado County Special Tax, 5.00%, 9/1/29	1,220,000	1,485,338
El Dorado County Special Tax, 5.00%, 9/1/30	1,320,000	1,598,744
El Dorado County Special Tax, 5.00%, 9/1/31	1,275,000	1,536,120
El Dorado County Special Tax, 5.00%, 9/1/32	1,350,000	1,612,211
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,333,475
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,482,211
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,150,561
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	515,880
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	820,490
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,456,000
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,670,280
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,170,998
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,397,188
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,142,880
Fairfield Community Facilities District Special Tax, 5.00%, 9/1/49	1,600,000	1,802,192
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	575,485
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(1)	780,000	906,781
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(1)	3,250,000	3,646,500
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,896,549
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	1,972,957
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,440,803
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,598,228
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	609,945
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	960,072
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,879,367
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,495,547
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,784,285
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,886,659
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,545,480
Fontana Special Tax, (Fontana Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,135,590
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,542,840
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	2,963,100
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,500,036

	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	$3,750,000	$4,020,825
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,311,250
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,191,160
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,122,000
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,731,335
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,739,340
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,191,130
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,220,970
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,672,710
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,255,990
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,282,200
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	4,300,000	4,421,346
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	17,018,265
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	45,000,000	9,500,850
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61(5)	5,335,000	5,406,489
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, (University of California Hastings College of the Law), 0.00%, 7/1/61(1)(5)	14,365,000	5,417,616
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	390,019
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,315,691
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,186,023
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,954,319
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,853,544
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,182,280
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,607,050
Independent Cities Finance Authority Rev., (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,599,175
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,084,550
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,626,825
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,240,114
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,673,790
Irvine Special Assessment, VRDN, 0.02%, 9/1/20 (LOC: State Street Bank & Trust Co.)	843,000	843,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,101,460
Irvine Special Tax, 5.00%, 9/1/44	500,000	546,465
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,903,785
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,847,900
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,815,590
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	677,116
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	861,784
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	511,228
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	599,350

	Principal Amount	Value
Irvine Unified School District Special Tax, 6.70%, 9/1/35	$515,000	$515,000
Irvine Unified School District Special Tax, 4.00%, 9/1/50 (BAM)	3,195,000	3,717,862
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	4,010,090
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	262,313
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,819,251
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,045,440
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,117,590
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,404,647
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,136,690
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,414,410
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,058,180
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22, Prerefunded at 101% of Par(6)	1,100,000	1,198,879
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,770,130
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,060,529
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	570,727
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,138,001
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	640,092
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	955,863
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,376,338
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	863,381
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,207,725
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,773,975
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	548,537
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	612,469
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,549,223
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,768,769
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,675,194
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	330,000	334,590
Los Angeles County Metropolitan Transportation Authority Rev., 4.00%, 6/1/37	1,000,000	1,219,130
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/44	7,000,000	8,889,720
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,358,050
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	5,000,000	5,895,950
Los Angeles Department of Water Rev., VRDN, 0.01%, 9/1/20 (SBBPA: Citibank N.A.)	5,000,000	5,000,000

	Principal Amount	Value
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 9/1/20 (SBBPA: Bank of America N.A.)	$6,230,000	$6,230,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 9/1/20 (SBBPA: Barclays Bank)	300,000	300,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 9/1/20 (SBBPA: TD Bank N.A.)	2,100,000	2,100,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 9/1/20 (SBBPA: Bank of America N.A.)	585,000	585,000
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,645,387
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	6,372,520
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	129,885
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	223,359
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	107,473
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	241,628
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	111,205
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	121,605
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	284,195
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	204,540
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	302,117
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	160,164
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	135,701
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	117,331
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	117,627
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	116,681
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	391,286
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	285,275
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	452,852
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	281,773
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,123,010
Menifee Union School District Special Tax, 5.00%, 9/1/44	2,245,000	2,522,190
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,677,780
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,379,760
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 9/1/20 (SBBPA: PNC Bank N.A.)	2,100,000	2,100,000
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 9/1/20 (SBBPA: PNC Bank N.A.)	2,400,000	2,400,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	2,285,000	2,762,177
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,770,819
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,641,212

	Principal Amount	Value
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	$1,800,000	$2,122,398
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,133,880
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	745,587
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	933,512
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,855,635
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	2,023,999
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,219,964
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,332,154
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34(2)	1,325,000	854,824
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36(2)	2,885,000	1,704,833
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	3,745,000	3,833,045
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	470,387
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,329,175
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,500,000	1,680,240
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,107,510
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	552,735
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,493,180
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,132,780
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,199,510
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,067,580
Ontario Community Facilities District No. 40 Special Tax, 4.00%, 9/1/50	780,000	865,238
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	1,096,410
Orange County Community Facilities District Special Tax, 4.00%, 8/15/40	1,080,000	1,181,909
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,361,963
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,222,900
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,945,658
Orange County Community Facilities District Special Tax, 4.00%, 8/15/50	1,000,000	1,077,460
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,580,981
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	8,447,273
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,212,340
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,490,807
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,433,970
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,554,040
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,492,774
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,686,838

	Principal Amount	Value
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	$8,250,000	$9,379,177
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,353,200
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,316,764
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,230,840
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,583,786
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,815,245
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,225,190
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,355,414
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,121,713
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,112,176
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,390,740
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,479,074
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,223,560
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,324,861
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,086,613
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,371,913
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39	690,000	770,475
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44	410,000	455,358
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49	530,000	586,169
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(2)	3,405,000	3,055,306
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 9/1/20	1,500,000	1,500,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,814,894
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,216,793
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,336,382
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,737,895
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,347,950
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,097,473
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,649,704
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,503,417
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,136,920
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,268,808
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,025,840
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	612,819
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,807,525
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	545,610
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	1,055,180
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,685,697

	Principal Amount	Value
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	$5,000,000	$2,438,100
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	382,267
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	448,387
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	941,456
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,720,544
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,980,665
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,256,101
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,234,428
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,433,325
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,816,035
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,378,060
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,633,565
Roseville Special Tax, 5.00%, 9/1/32(1)	1,265,000	1,473,788
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,903,633
Roseville Special Tax, 5.00%, 9/1/44	2,950,000	3,326,390
Roseville Special Tax, 5.00%, 9/1/47(1)	6,500,000	7,297,745
Roseville Special Tax, 5.00%, 9/1/49	850,000	952,434
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45(5)	1,280,000	1,439,194
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50(5)	250,000	280,250
Roseville Special Tax, (Roseville Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/49	1,000,000	1,109,450
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	499,766
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	556,185
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	776,615
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	778,345
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,567,614
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	522,581
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	3,870,000	4,304,794
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	682,806
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,401,075
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,195,028
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,792,214
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,273,641
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	6,143,500
Sacramento Special Tax, 5.00%, 9/1/32(1)	300,000	338,712
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,141,946
Sacramento Special Tax, 5.00%, 9/1/44	500,000	563,005

	Principal Amount	Value
Sacramento Special Tax, 5.00%, 9/1/46	$2,250,000	$2,520,360
Sacramento Special Tax, 5.00%, 9/1/47(1)	1,900,000	2,098,873
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,119,480
Sacramento Special Tax, (Sacramento Curtis Park Village Community Facilities Dist No. 2014-02), 5.00%, 9/1/39	1,120,000	1,286,488
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,196,620
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,390,943
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,603,182
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	782,246
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,711,355
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,631,226
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,436,650
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,211,040
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,793,705
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,306,180
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	743,470
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,051,720
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,468,402
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,346,412
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	11,685,969
San Clemente Special Tax, 5.00%, 9/1/46	7,560,000	8,330,969
San Diego Special Tax, 5.00%, 9/1/37	970,000	1,104,976
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,027,033
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	643,934
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	884,275
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,336,926
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,324,313
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	558,075
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	3,750,000	4,761,600
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	2,000,000	2,467,860
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,811,443
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/47	7,625,000	9,031,507
San Diego County Water Authority Rev., 5.00%, 5/1/29(5)	1,225,000	1,628,956
San Diego County Water Authority Rev., 5.00%, 5/1/30(5)	930,000	1,260,020
San Diego County Water Authority Rev., 5.00%, 5/1/31(5)	1,050,000	1,450,785
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	843,480
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	5,500,000	1,537,030
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	888,287
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	285,186
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,284,098
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,377,682
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	520,115
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,473,178

	Principal Amount	Value
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	$335,000	$384,620
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,646,920
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(2)	3,090,000	2,842,027
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(2)	165,000	135,970
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(2)	16,000,000	12,372,160
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(2)	290,000	216,656
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,335,000	867,002
San Mateo Special Tax, 6.00%, 9/1/42	500,000	531,980
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,372,130
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,301,484
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/45	1,100,000	1,134,815
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/50	1,500,000	1,541,070
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,450,000	1,585,126
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,382,768
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,384,403
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	32,000,000	13,363,200
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	3,587,742
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,569,180
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	5,007,593
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	1,800,000	1,683,630
State of California GO, 5.00%, 11/1/47	8,375,000	10,338,686
State of California GO, (Kindergarten), VRDN, 0.01%, 9/1/20 (LOC: State Street Bank & Trust Co.)	375,000	375,000
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45(5)	1,115,000	1,166,323
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50(5)	1,500,000	1,562,565
Stockton Public Financing Authority Rev., (Stockton Parking Authority), 4.00%, 3/1/40	1,500,000	1,599,495
Stockton Public Financing Authority Rev., (Stockton Parking Authority), 5.00%, 3/1/47	1,625,000	1,863,745
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,255,430
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	3,250,000	4,061,102
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/35 (BAM)	1,975,000	2,458,065
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,789,100
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,311,040
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,564,381
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	2,011,227

	Principal Amount	Value
Sunnyvale Special Tax, 7.75%, 8/1/32	$6,500,000	$6,523,530
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,556,020
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,123,510
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,311,837
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,752,841
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,011,680
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(2)	20,000,000	3,769,800
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(2)	25,000,000	5,929,500
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	12,000,000	14,169,360
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)	25,000,000	4,147,500
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,766,391
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,530,207
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,766,575
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,031,105
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,555,000	3,897,453
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,750,000	1,987,755
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/45	2,000,000	2,488,860
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	2,200,000	2,724,832
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	2,322,160
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,724,139
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,224,443
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,431,836
University of California Rev., 5.00%, 5/15/33	1,250,000	1,698,613
University of California Rev., 5.00%, 5/15/34	6,000,000	8,103,240
University of California Rev., VRDN, 0.01%, 9/1/20	2,000,000	2,000,000
University of California Rev., VRDN, 0.01%, 9/1/20	900,000	900,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,092,670
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,767,325
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,935,955
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	575,800
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	590,715
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	470,044
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	665,539
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,081,410

	Principal Amount	Value
Washington Township Health Care District Rev., 5.00%, 7/1/27	$600,000	$743,466
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	816,068
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,630,850
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,095,470
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,787,394
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	800,000	825,736
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	3,900,000	4,008,264
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,886,155
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,507,464
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,600,839
Woodland Special Tax, 4.00%, 9/1/41	2,725,000	2,884,767
Woodland Special Tax, 4.00%, 9/1/45	2,735,000	2,867,265
		1,452,164,267
Guam — 1.1%
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	895,042
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,254,610
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,825,567
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,616,577
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,392,940
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	2,130,205
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,715,985
		15,830,926
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,393,877,653)		1,467,995,193
OTHER ASSETS AND LIABILITIES — (0.4)%		(6,282,354)
TOTAL NET ASSETS — 100.0%		$1,461,712,839

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $236,990,298, which represented 16.2% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

Statement of Assets and Liabilities

AUGUST 31, 2020
Assets
Investment securities, at value (cost of $1,393,877,653)	$1,467,995,193
Cash	52,095
Receivable for investments sold	3,908,450
Receivable for capital shares sold	604,725
Interest receivable	20,005,580
1,492,566,043

Liabilities
Payable for investments purchased	21,758,534
Payable for capital shares redeemed	8,133,369
Accrued management fees	524,253
Distribution and service fees payable	33,223
Dividends payable	403,825
30,853,204

Net Assets	$1,461,712,839

Net Assets Consist of:
Capital paid in	$1,398,625,029
Distributable earnings	63,087,810
$1,461,712,839

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$860,867,047	79,257,149	$10.86
I Class	$518,249,860	47,732,665	$10.86
Y Class	$56,417	5,196	$10.86
A Class	$58,148,116	5,353,438	$10.86*
C Class	$24,391,399	2,245,404	$10.86
*Maximum offering price $11.37 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED AUGUST 31, 2020
Investment Income (Loss)
Income:
Interest	$54,580,069

Expenses:
Management fees	6,425,118
Distribution and service fees:
A Class	165,638
C Class	258,462
Trustees' fees and expenses	114,851
Other expenses	7,988
6,972,057

Net investment income (loss)	47,608,012

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(8,133,701)
Change in net unrealized appreciation (depreciation) on investments	(37,861,597)

Net realized and unrealized gain (loss)	(45,995,298)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,612,714

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2020 AND AUGUST 31, 2019
Increase (Decrease) in Net Assets	August 31, 2020	August 31, 2019
Operations
Net investment income (loss)	$47,608,012	$43,480,393
Net realized gain (loss)	(8,133,701)	(2,792,603)
Change in net unrealized appreciation (depreciation)	(37,861,597)	74,949,181
Net increase (decrease) in net assets resulting from operations	1,612,714	115,636,971

Distributions to Shareholders
From earnings:
Investor Class	(29,049,363)	(30,134,597)
I Class	(15,832,125)	(10,895,838)
Y Class	(1,734)	(251)
A Class	(1,907,678)	(1,884,721)
C Class	(552,282)	(563,118)
Decrease in net assets from distributions	(47,343,182)	(43,478,525)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	28,062,935	187,856,506

Net increase (decrease) in net assets	(17,667,533)	260,014,952

Net Assets
Beginning of period	1,479,380,372	1,219,365,420
End of period	$1,461,712,839	$1,479,380,372

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2020

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $51,193,000 and $39,871,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2020 were $910,680,143 and $854,914,005, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2020		Year ended August 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	25,603,476	$278,828,888	23,940,254	$253,460,969
Issued in reinvestment of distributions	2,389,037	25,920,745	2,536,222	26,869,020
Redeemed	(33,245,361)	(352,178,767)	(27,115,606)	(285,562,928)
	(5,252,848)	(47,429,134)	(639,130)	(5,232,939)
I Class
Sold	22,835,193	247,834,215	23,126,180	245,972,453
Issued in reinvestment of distributions	1,320,200	14,313,214	913,215	9,725,591
Redeemed	(16,574,719)	(176,358,923)	(6,986,568)	(73,344,053)
	7,580,674	85,788,506	17,052,827	182,353,991
Y Class
Sold	3,636	40,276	906	9,841
Issued in reinvestment of distributions	160	1,734	23	251
Redeemed	(31)	(331)	(5)	(53)
	3,765	41,679	924	10,039
A Class
Sold	1,114,369	12,121,880	1,566,444	16,703,741
Issued in reinvestment of distributions	117,445	1,273,126	115,047	1,220,657
Redeemed	(2,184,527)	(23,002,962)	(761,701)	(8,078,615)
	(952,713)	(9,607,956)	919,790	9,845,783
C Class
Sold	434,316	4,725,847	595,323	6,311,496
Issued in reinvestment of distributions	45,528	493,246	46,191	489,797
Redeemed	(553,602)	(5,949,253)	(561,765)	(5,921,661)
	(73,758)	(730,160)	79,749	879,632
Net increase (decrease)	1,305,120	$28,062,935	17,414,160	$187,856,506

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2020 and August 31, 2019 were as follows:

	2020	2019
Distributions Paid From
Exempt income	$47,343,182	$43,478,525
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,393,877,653
Gross tax appreciation of investments	$79,603,352
Gross tax depreciation of investments	(5,485,812)
Net tax appreciation (depreciation) of investments	$74,117,540
Undistributed exempt income	$1,007
Accumulated short-term losses	$(11,030,737)
The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020	$11.10	0.34	(0.24)	0.10	(0.34)	$10.86	0.96%	0.50%	3.15%	57%	$860,867
2019	$10.52	0.36	0.58	0.94	(0.36)	$11.10	9.06%	0.50%	3.40%	39%	$938,094
2018	$10.65	0.37	(0.13)	0.24	(0.37)	$10.52	2.38%	0.50%	3.49%	52%	$896,098
2017	$10.97	0.37	(0.32)	0.05	(0.37)	$10.65	0.58%	0.50%	3.53%	50%	$844,105
2016	$10.30	0.37	0.67	1.04	(0.37)	$10.97	10.27%	0.50%	3.47%	19%	$860,997
I Class
2020	$11.10	0.36	(0.24)	0.12	(0.36)	$10.86	1.17%	0.30%	3.35%	57%	$518,250
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.38%	0.30%	3.60%	39%	$445,520
2018	$10.64	0.39	(0.12)	0.27	(0.39)	$10.52	2.58%	0.30%	3.69%	52%	$243,002
2017	$10.97	0.39	(0.33)	0.06	(0.39)	$10.64	0.69%	0.30%	3.73%	50%	$143,717
2016	$10.30	0.39	0.67	1.06	(0.39)	$10.97	10.49%	0.30%	3.67%	19%	$137,888
Y Class
2020	$11.10	0.37	(0.24)	0.13	(0.37)	$10.86	1.21%	0.27%	3.38%	57%	$56
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.31%	0.27%	3.63%	39%	$16
2018	$10.65	0.39	(0.13)	0.26	(0.39)	$10.52	2.59%	0.27%	3.72%	52%	$5
2017(3)	$10.39	0.15	0.26	0.41	(0.15)	$10.65	4.01%	0.27%(4)	3.73%(4)	50%(5)	$5

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020	$11.10	0.31	(0.24)	0.07	(0.31)	$10.86	0.71%	0.75%	2.90%	57%	$58,148
2019	$10.52	0.33	0.58	0.91	(0.33)	$11.10	8.79%	0.75%	3.15%	39%	$70,003
2018	$10.65	0.34	(0.13)	0.21	(0.34)	$10.52	2.12%	0.75%	3.24%	52%	$56,688
2017	$10.97	0.34	(0.32)	0.02	(0.34)	$10.65	0.33%	0.75%	3.28%	50%	$55,457
2016	$10.30	0.34	0.67	1.01	(0.34)	$10.97	10.00%	0.75%	3.22%	19%	$135,279
C Class
2020	$11.10	0.23	(0.24)	(0.01)	(0.23)	$10.86	(0.04)%	1.50%	2.15%	57%	$24,391
2019	$10.53	0.26	0.57	0.83	(0.26)	$11.10	7.98%	1.50%	2.40%	39%	$25,747
2018	$10.65	0.26	(0.12)	0.14	(0.26)	$10.53	1.36%	1.50%	2.49%	52%	$23,572
2017	$10.97	0.27	(0.32)	(0.05)	(0.27)	$10.65	(0.42)%	1.50%	2.53%	50%	$28,726
2016	$10.30	0.26	0.67	0.93	(0.26)	$10.97	9.18%	1.50%	2.47%	19%	$34,070

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 10, 2017 (commencement of sale) through August 31, 2017.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California High-Yield Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California High-Yield Municipal Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 16, 2020

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	40	CYS Investments, Inc.; Kirby Corporation; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	40	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	59	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	40	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	40	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	40	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	40	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	122	None

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and ten-year periods and slightly below its benchmark for the five-year period reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to

Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $47,426,982 as exempt interest dividends for the fiscal year ended August 31, 2020.

Notes

50

Notes

51

Notes

52

Notes

53

Notes

54

Notes

55

Notes

56

Contact Us	americancentury.com
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American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90325 2010

Annual Report

August 31, 2020

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2020. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Pandemic Disrupted Economic, Market Courses

Broad market sentiment was generally upbeat through the first half of the reporting period. Dovish central banks, modest inflation, improving economic and corporate earnings data, and progress on U.S.-China trade policy helped boost global growth outlooks. Against this backdrop, risk assets, including municipal bonds (munis), largely remained in favor.

However, beginning in late February, COVID-19 quickly quashed the optimistic tone. The outbreak rapidly spread worldwide, halting most U.S. and global economic activity and triggering a deep worldwide recession. In the U.S., stocks and credit-sensitive assets sold off sharply, while U.S. Treasury yields plunged to record lows amid soaring demand. Quick and aggressive action from the Federal Reserve and Congress helped stabilize financial markets and restore confidence in the muni and credit sectors. Additionally, declining coronavirus infection and death rates in many regions and the reopening of economies were positive influences. By the end of August, manufacturing, employment and other data suggested an economic recovery was underway.

In general, munis bounced back from the early spring sell-off to deliver modest gains for the 12-month period. However, the broad asset class did not keep pace with the rallying Treasury market.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of August 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	1.93%	3.04%	3.20%	—	11/9/83
S&P Intermediate Term California AMT-Free Municipal Bond Index	—	3.30%	3.26%	3.48%	—	—
I Class	BCTIX	2.05%	3.25%	3.40%	—	3/1/10
Y Class	ACYTX	2.17%	—	—	3.77%	4/10/17
A Class	BCIAX					3/1/10
No sales charge		1.68%	2.81%	2.94%	—
With sales charge		-2.92%	1.86%	2.47%	—
C Class	BCIYX	0.92%	2.02%	2.18%	—	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
3

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2020
Investor Class — $13,707

S&P Intermediate Term California AMT-Free Municipal Bond Index — $14,076

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.47%	0.27%	0.24%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
4

Portfolio Commentary

Portfolio Managers: Joseph Gotelli, Alan Kruss and Steven Permut

Performance Summary

California Intermediate-Term Tax-Free Bond returned 1.93%* for the 12 months ended August 31, 2020. By comparison, the S&P Intermediate Term California AMT-Free Municipal Bond Index returned 3.30%. Fund returns reflect operating expenses, while index returns do not.

Like most asset classes during the 12-month period, the municipal bond (muni) market endured extreme volatility as the COVID-19 outbreak prompted a dramatic sell-off in March and April. However, the Federal Reserve (Fed) and the U.S. government quickly responded with monetary and fiscal stimulus. This helped stem losses, restore liquidity and lend stability to fixed-income markets in general, which benefited munis. Within the portfolio, sector allocation and security selection hindered performance, relative to the index, while duration positioning mitigated a portion of the decline.

Fed Moves Bolstered Muni Market

Early in the reporting period, waning trade tensions and an improving global growth outlook fostered risk-on investing, driving muni prices higher. However, as the coronavirus spread across the U.S. in early 2020, economic activity grinded to a halt, and risk assets sold off sharply. Robust demand for safe-haven assets led to considerable muni underperformance versus Treasuries.

Swift action by the Fed, including cutting short-term interest rates to near 0% and launching aggressive lending and asset-purchase plans, aided the market. The Fed’s efforts included the $500 billion Municipal Liquidity Facility (MLF), which restored market confidence that muni issuers would have access to liquidity as needed. Meanwhile, lawmakers passed the Coronavirus Aid, Relief and Economic Security (CARES) Act, which also helped soothe investors’ anxieties. A summer-long risk rally followed, especially as states lifted pandemic-related restrictions.

Demand for munis gradually recovered to nearly pre-COVID-19 levels by the end of the period. New-issue levels similarly whipsawed through 2020, although taxable issuance remained greater than tax-exempt issuance. Overall, muni returns largely trailed U.S. Treasuries. Within the broad muni sector, higher-quality securities outperformed lower-quality issues, and general obligation (GO) bonds outperformed revenue bonds. California munis modestly outperformed national munis.

Pandemic Pressured California Finances

State and local finances across the U.S. remained relatively healthy from the start of the reporting period through early 2020. However, costs related to the pandemic stretched California and other state budgets. The CARES Act earmarked funds to offset a large portion of those expenses. Additionally, adjustments by the California government to push select expenditures into 2021-2022 helped smooth the state’s expected drawdown in reserves. At of the end of August, the state’s cash position was strong, with $50.1 billion of available liquidity. This is a key indicator for rating agencies, given the state’s cash liquidity position typically weakens significantly in times of stress (such as from 2009 to 2011).

While California’s employment market has recovered slowly, especially within the hard-hit leisure and hospitality industry, the revenue impact continues to unfold. Yet, the state has several different levers to pull to adjust for any future downturns in revenue, including tax increases, spending

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

5

reductions and the ability to shift funds. The extent of the challenges hinges on the duration of the pandemic-related disruptions and economic downturn.

Sector Allocation, Security Selection Detracted from Results

An overweight allocation, relative to the index, in the riskier student housing sector diminished relative returns, although our security selection offset a portion of losses. Investments in the out-of-index hospitals and multifamily housing sectors also weighed on performance, as did security selection in the special tax, local GO and private university sectors.

Duration Supplied a Lift

We consistently maintained a longer-than-index duration, which proved beneficial during the period. In addition, our overweight exposure in the 15- to 20-year portion of the yield curve supplied a lift. In addition, a stake in out-of-index tobacco securities and an underweight position in local GOs supplied a modest lift.

Portfolio Positioning

Given the prevailing uncertainty related to the pandemic, we’re continually evaluating the broad secular and cyclical repercussions. We’re also monitoring how sectors such as student housing, nursing homes, convention centers and airports will manage marketplace changes.

As good as the CARES Act was in addressing the initial expenses of fighting COVID-19, we’re waiting to see what the next round of stimulus looks like. And if no new relief is forthcoming, state and local governments will likely need to implement measures to right-size under a lower-revenue regime. Meanwhile, the upcoming election also looms large due to the potential for higher tax rates, which generally provide a tailwind to the muni market.

Within California, the state’s cash reserves appear healthy enough to buffer the upcoming challenges. Nonetheless, between COVID-19 and the state’s wildfires, we’re weighing the long-term impacts such risks have on broader housing trends. Specifically, we’re considering how a distributed workforce away from coastal areas could affect fundamentals. Ultimately, we’re confident in the market’s resiliency, and we expect credit fundamentals to remain largely stable. Although downgrade levels will likely rise as the impact of the pandemic plays out, we believe defaults will mostly affect the riskiest parts of the market. We believe opportunities will continue to arise across the asset class at all quality levels, and our fundamental credit research will help identify those opportunities.

6

Fund Characteristics

AUGUST 31, 2020
Portfolio at a Glance
Weighted Average Life to Maturity	9.5 years
Average Duration (Modified)	5.0 years

Top Five Sectors	% of fund investments
Special Tax	17%
Hospital	14%
Water & Sewer	9%
General Obligation (GO) - Local	9%
Lease Revenue	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%
7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2020 to August 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

	Beginning Account Value 3/1/20	Ending Account Value 8/31/20	Expenses Paid During Period(1) 3/1/20 - 8/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$994.10	$2.36	0.47%
I Class	$1,000	$994.30	$1.35	0.27%
Y Class	$1,000	$995.30	$1.20	0.24%
A Class	$1,000	$992.90	$3.61	0.72%
C Class	$1,000	$989.10	$7.35	1.47%
Hypothetical
Investor Class	$1,000	$1,022.77	$2.39	0.47%
I Class	$1,000	$1,023.78	$1.37	0.27%
Y Class	$1,000	$1,023.93	$1.22	0.24%
A Class	$1,000	$1,021.52	$3.66	0.72%
C Class	$1,000	$1,017.75	$7.46	1.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

9

Schedule of Investments

AUGUST 31, 2020

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.6%
California — 99.4%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,118,790
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,116,420
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,672,025
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,604,816
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,625,000	3,287,760
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,727,012
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	600,936
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,084,000
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,485,320
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	4,090,975
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,495,690
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,161,770
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	4,392,837
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	740,940
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	12,750,000	8,481,172
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,851,000
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,030,610
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	1,200,000	1,320,588
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	2,275,000	2,503,615
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/25	1,000,000	1,144,830
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/28	1,100,000	1,245,981
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/29	1,250,000	1,411,600
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	3,343,489
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,209,414
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,193,482
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	2,081,849
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/34	1,360,000	1,515,842
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,147,256
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,502,277
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	4,957,776
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/39	1,550,000	1,713,773
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	571,037
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	894,894
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	525,357
10

	Principal Amount	Value
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	$700,000	$891,464
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,107,043
Bakersfield Wastewater Rev., 5.00%, 9/15/31	1,355,000	1,885,550
Bakersfield Wastewater Rev., 5.00%, 9/15/32	1,620,000	2,229,039
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	1,500,000	1,613,805
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	3,500,000	3,765,545
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	7,185,000	7,730,126
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,552,270
Bay Area Toll Authority Rev., VRN, 2.00%, 4/1/34	2,000,000	2,002,900
Bay Area Toll Authority Rev., VRN, 1.34%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	3,995,000
Bay Area Toll Authority Rev., VRN, 1.19%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,773,775
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	16,459,200
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,594,935
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,893,135
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	294,671
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	852,856
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,349,286
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,651,351
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	879,189
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	604,971
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	526,720
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	240,756
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	327,553
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	294,843
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	768,023
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,062,218
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,484,042
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/32	750,000	908,955
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	926,176
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	361,908
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	959,192
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	602,313
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	765,206
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	Principal Amount	Value
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	$745,000	$905,942
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(2)	365,000	383,575
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(2)	385,000	404,593
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	2,323,275
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,732,575
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,305,220
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,465,125
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,725,645
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,679,920
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	7,335,540
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	3,256,038
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	481,224
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	928,837
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,318,550
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,577,136
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,693,575
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,373,904
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	593,830
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,336,515
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,175,866
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,733,240
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(2)	2,000,000	2,019,740
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,102,910
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	3,081,325
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,722,583
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	2,295,000	2,357,493
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,468,452
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,878,180
12

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	$2,000,000	$2,403,940
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,094,960
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,792,065
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,489,120
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	7,185,859
California Housing Finance Rev., 4.00%, 3/20/33	21,284,971	23,519,254
California Housing Finance Rev., 4.25%, 1/15/35	5,524,138	6,228,300
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,144,330
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,363,241
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,130,310
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,690,450
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,546,223
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.50%, (70% of the 1-month LIBOR plus 0.38%), 8/1/47	9,000,000	8,967,420
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	960,584
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,493,650
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,189,350
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	978,032
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/34	650,000	854,003
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/35	1,000,000	1,308,290
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/36	2,250,000	2,931,120
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	1,100,000	1,428,163
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	1,175,000	1,520,838
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/39	1,200,000	1,548,732
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 0.76%, (70% of the 1-month LIBOR plus 0.65%), 12/1/50	5,000,000	4,997,650
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,879,575
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,253,645
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)(3)	665,000	694,918
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,257,268
13

	Principal Amount	Value
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	$500,000	$516,075
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,050,200
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	358,053
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	181,284
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	270,947
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	269,339
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	238,098
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	266,148
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	264,926
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	293,600
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	262,843
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	291,143
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	318,230
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	346,206
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,929,047
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,895,088
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,194,910
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.02%, 9/1/20 (GA: Chevron Corp.)	500,000	500,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,632,220
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	9,292,880
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/36	750,000	875,040
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/37	1,755,000	2,038,503
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/39	1,535,000	1,774,890
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/40	1,520,000	1,753,274
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34	435,000	491,193
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39	1,130,000	1,244,639
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	920,829
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,888,245
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,946,347
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,399,687
14

	Principal Amount	Value
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	$500,000	$561,355
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,059,650
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	572,562
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,256,908
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,201,640
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	632,227
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	847,720
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,311,274
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,147,590
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,996,928
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	3,218,117
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,308,252
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,663,502
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,584,947
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/21	270,000	274,666
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	288,330
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	635,292
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	319,893
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	791,719
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,338,417
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,706,621
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,526,531
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,198,330
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,192,610
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,592,134
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,757,445
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(2)	2,250,000	2,409,885
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,221,430
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,625,629
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,754,466
15

	Principal Amount	Value
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	$1,040,000	$1,215,781
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,163,240
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,234,708
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	833,278
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,154,270
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,929,392
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	3,126,016
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	3,020,380
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,916,845
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,002,580
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,705,973
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,048,480
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,696,590
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	4,000,000	4,016,320
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,574,934
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	321,405
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,061,300
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	825,097
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,207,840
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,228,180
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/33	135,000	173,975
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/34	175,000	224,870
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/35	400,000	511,724
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,273,920
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,740,475
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/39	840,000	1,060,214
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/21	790,000	803,185
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	801,697
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,558,814
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,649,906
16

	Principal Amount	Value
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	$1,000,000	$1,086,040
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,080,700
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(3)	4,000,000	4,659,360
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	566,360
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,120,940
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,814,240
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,200,000	1,333,344
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(3)	600,000	629,970
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(3)	960,000	1,029,878
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(3)	100,000	102,988
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	175,628
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	192,918
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	181,456
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	174,498
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	177,891
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	193,099
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	232,518
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	536,435
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	402,861
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	714,682
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	666,991
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	569,925
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	290,000	316,396
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	782,676
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	755,069
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	806,567
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	851,128
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	898,622
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	954,614
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	1,003,763
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,084,030
17

	Principal Amount	Value
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	$1,000,000	$1,096,680
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,153,500
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,181,860
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,133,579
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,925,500
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	6,808,750
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	3,376,475
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	6,036,750
California State University Rev., 5.00%, 11/1/20	1,250,000	1,260,113
California State University Rev., 5.00%, 11/1/21	1,000,000	1,057,350
California State University Rev., 5.00%, 11/1/24	3,700,000	3,910,752
California State University Rev., 5.00%, 11/1/28	500,000	672,255
California State University Rev., 5.00%, 11/1/28	2,000,000	2,566,680
California State University Rev., 5.00%, 11/1/29	500,000	687,210
California State University Rev., 5.00%, 11/1/29	1,000,000	1,277,090
California State University Rev., 5.00%, 11/1/30	600,000	819,780
California State University Rev., 5.00%, 11/1/30	3,000,000	3,811,860
California State University Rev., 5.00%, 11/1/31	390,000	529,484
California State University Rev., 5.00%, 11/1/31	2,900,000	3,667,108
California State University Rev., 5.00%, 11/1/32	1,750,000	2,067,940
California State University Rev., 4.00%, 11/1/34	10,000,000	11,464,700
California State University Rev., 5.00%, 11/1/36	5,105,000	6,267,511
California State University Rev., 4.00%, 11/1/38	2,865,000	3,244,956
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,361,840
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,485,134
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,703,328
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,256,550
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,323,744
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	923,168
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	894,233
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,227,940
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,947,718
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	927,464
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,121,625
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,549,437
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,235,300
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,816,521
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	850,407
18

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	$5,145,000	$6,255,034
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 0.02%, 9/1/20 (GA: Chevron Corp.)	500,000	500,000
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,108,880
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,083,750
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,110,310
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,184,779
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,344,175
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,162,070
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,424,350
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,201,725
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,517,946
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,035,200
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	511,627
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	323,133
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	668,976
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	334,488
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	865,230
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	922,248
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	356,763
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	396,338
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,154,518
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,008,390
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	790,864
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	816,879
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,570,023
19

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	$650,000	$750,679
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	239,060
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	321,970
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	172,692
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	147,744
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	203,848
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	795,000	822,261
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	1,065,000	1,137,420
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	8,400,000	8,847,132
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/38	10,000,000	13,378,400
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/45	5,975,000	7,993,594
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(3)	1,840,000	1,847,047
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,025,320
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	393,668
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	490,941
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,683,500
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,100,870
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	7,161,505
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,167,026
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	622,425
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	828,293
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	450,000	549,644
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/34	625,000	761,500
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	880,165
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	846,748
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	603,090
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	601,515
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,403,380
20

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	$5,175,000	$6,163,218
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,411,078
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,511,817
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,211,620
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	723,744
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	1,035,561
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,999,375
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,771,532
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,511,280
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	905,000	931,091
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	785,000	882,089
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,552,676
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/40	580,000	609,638
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,612,800
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,278,370
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	787,952
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,376,901
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,563,531
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,391,203
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,553,140
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	764,309
Chino Hills Financing Authority Special Tax, 3.00%, 9/1/20	640,000	640,000
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/21	500,000	518,765
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	533,905
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	549,105
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,131,864
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,790,245
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	521,380
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	377,584
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	679,290
21

	Principal Amount	Value
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	$575,000	$664,131
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	836,602
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,167,045
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,258,470
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,565,437
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,246,370
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,277,930
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,328,963
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	643,599
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	262,582
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	287,983
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	313,723
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	300,682
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	338,670
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	559,795
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,350,000	1,491,871
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,290,000	1,418,058
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,186,782
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,351,380
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,339,210
East Side Union High School District GO, 5.00%, 8/1/21 (BAM)	1,600,000	1,669,632
East Side Union High School District GO, 5.00%, 8/1/25 (BAM)	1,000,000	1,235,350
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,525,802
East Side Union High School District GO, 5.00%, 8/1/26 (BAM)	1,080,000	1,376,341
East Side Union High School District GO, 5.00%, 8/1/27 (BAM)	1,150,000	1,510,030
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	1,200,000	1,403,580
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	1,004,544
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/20	545,000	545,000
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	559,608
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	660,646
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	844,260
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	621,556
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,233,044
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,021,959
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,099,470
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,589,636
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,798,739
22

	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	$3,750,000	$4,263,037
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	567,855
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,113,380
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	524,130
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,997,669
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,613,674
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	10,000,000	10,722,200
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	4,173,191
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	955,875
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	839,190
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,476,800
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,554,822
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	2,020,441
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,745,506
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,238,820
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,664,158
Fullerton Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/27 (BAM)(4)	1,885,000	2,308,899
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	547,555
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	569,745
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,094,050
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,035,820
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,231,067
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,357,360
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,621,329
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,325,820
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,932,249
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,473,580
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,415,681
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,112,630
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	12,520,000	12,706,673
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	3,000,000	2,885,250
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	854,535
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(4)	7,680,000	7,962,778
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	3,194,372
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,181,870
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,178,190
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,174,840
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,765,259
Hayward Unified School District GO, 4.00%, 8/1/40 (BAM)	3,000,000	3,506,430
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,376,815
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,446,534
23

	Principal Amount	Value
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/37	$1,055,000	$1,242,336
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/38	1,070,000	1,255,677
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/39	1,000,000	1,169,770
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	583,620
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	529,308
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	690,034
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,303,340
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,429,483
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,966,910
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,238,594
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	376,247
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,121,100
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,809,495
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	599,860
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	413,720
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	296,182
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	623,895
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	619,645
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	366,552
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	1,040,843
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	605,500
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,860,171
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,941,094
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,871,880
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,101,460
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,561,680
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,272,528
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,586,331
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	781,389
Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	466,830
Irvine Unified School District Special Tax, 5.00%, 9/1/31	1,840,000	2,391,172
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	447,496
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,473,511
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	503,904
Irvine Unified School District Special Tax, 4.00%, 9/1/35	1,000,000	1,160,070
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,522,726
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,691,910
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,556,041
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	646,967
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	774,525
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23 (BAM)	800,000	905,584
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	708,488
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24 (BAM)	785,000	920,727
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	799,048
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25 (BAM)	370,000	448,140
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,171,670
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,335,236
24

	Principal Amount	Value
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	$1,045,000	$1,045,000
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,921,895
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/21(2)	315,000	325,499
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22(2)	225,000	242,987
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	635,000	692,080
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	511,112
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	729,060
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,617,728
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	2,367,121
Long Beach Harbor Rev., 4.00%, 7/15/21	1,000,000	1,031,300
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	704,178
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,532,987
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,703,145
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	901,992
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	673,092
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,445,660
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,747,462
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,330,800
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,540,704
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,683,533
Los Angeles Community College District GO, 4.00%, 8/1/37	3,000,000	3,445,920
Los Angeles Community College District GO, 4.00%, 8/1/38	10,000,000	11,430,600
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,222,342
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,068,600
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,513,040
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 6/1/33	3,500,000	4,718,140
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,278,853
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,338,739
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,798,635
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,526,976
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,656,814
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,529,937
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,830,360
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	4,000,000	5,144,720
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,147,000
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,744,707
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,358,050
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,381,807
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,342,002
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,643,384
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,633,800
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,844,466
25

	Principal Amount	Value
Los Angeles Department of Water Rev., 5.00%, 7/1/26	$4,040,000	$5,141,344
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,785,237
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,744,966
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,913,048
Los Angeles Department of Water Rev., 5.00%, 7/1/37	1,000,000	1,339,240
Los Angeles Department of Water Rev., VRDN, 0.01%, 9/1/20 (SBBPA: Citibank N.A.)	600,000	600,000
Los Angeles Department of Water Rev., VRDN, 0.02%, 9/1/20 (SBBPA: TD Bank N.A.)	700,000	700,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,867,988
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,269,460
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,087,270
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,503,073
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,328,698
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,632,340
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 9/1/20 (SBBPA: Bank of America N.A.)	200,000	200,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,832,158
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,165,170
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,120,990
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,900,800
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,344,623
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,174,636
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,148,525
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,022,560
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,229,508
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,934,250
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,556,110
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	9,149,927
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	2,270,210
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,879,893
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,280,015
Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/31 (BAM)	400,000	493,220
Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/33 (BAM)	550,000	664,895
Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/35 (BAM)	600,000	716,160
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	326,242
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 9/1/20 (SBBPA: Bank of America N.A.)	1,405,000	1,405,000
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 9/1/20 (SBBPA: PNC Bank N.A.)	2,900,000	2,900,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	3,076,591
26

	Principal Amount	Value
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	$3,895,000	$4,741,539
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	1,810,000	2,187,982
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,822,387
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,546,777
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,630,840
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,574,964
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,848,955
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,596,662
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,215,640
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,102,730
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	928,538
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	750,000	868,395
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/32	750,000	866,918
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/33	750,000	865,733
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/34	1,000,000	1,152,740
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/35	1,750,000	2,013,865
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/36	1,500,000	1,723,245
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/37	2,085,000	2,392,058
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,248,372
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/22	5,745,000	6,040,695
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/33	2,850,000	3,163,386
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	1,500,000	1,660,050
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,019,442
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	294,725
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,142,840
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,479,835
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,710,750
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,984,220
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,130,160
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	13,300,000	14,847,056
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,891,295
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,161,100
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,220,930
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,215,420
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,239,152
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	2,118,661
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	2,198,281
27

	Principal Amount	Value
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	$1,420,000	$1,637,757
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/39	1,475,000	1,696,220
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/40	1,465,000	1,680,091
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,298,778
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,416,744
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	410,000	435,777
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	3,150,000	3,462,354
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,578,038
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	784,199
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	4,463,902
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	295,000
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	293,579
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	317,187
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	64,979
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	346,932
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	363,929
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	379,851
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	253,232
Orange County Special Assessment, 3.00%, 9/2/25	285,000	322,800
Orange County Special Assessment, 5.00%, 9/2/26	600,000	761,646
Orange County Special Assessment, 5.00%, 9/2/28	600,000	805,620
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,144,553
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,716,431
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,206,010
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,237,340
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,076,483
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,359,260
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,605,370
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,983,395
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,096,368
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,881,572
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	3,844,015
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,342,380
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,300,916
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,753,749
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,850,250
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,137,050
28

	Principal Amount	Value
Oxnard Gas Tax Rev., 4.00%, 9/1/32 (AGM)	$1,045,000	$1,243,634
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	4,609,087
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	431,613
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,623,516
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,520,938
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,469,227
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	538,568
Palomar Health COP, (Palomar Health Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(2)	325,000	327,727
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	1,870,000	1,887,915
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	837,367
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	774,573
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	579,130
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	898,394
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,769,640
Palomar Health GO, 5.00%, 8/1/23	1,900,000	2,128,133
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,622,499
Palomar Health GO, Capital Appreciation, VRN, 7.00%, 8/1/38 (AGC)	3,330,000	4,802,626
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,796,571
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,087,490
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,763,835
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,977,195
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,481,001
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,638,430
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	2,074,410
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,311,726
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	978,369
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	366,651
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	529,900
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	666,941
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,463,084
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,336,806
Peralta Community College District GO, 5.00%, 8/1/25	620,000	754,707
Peralta Community College District GO, 5.00%, 8/1/26	550,000	688,820
Peralta Community College District GO, 5.00%, 8/1/27	500,000	643,540
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,658,290
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,307,840
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	922,442
29

	Principal Amount	Value
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/31	$775,000	$1,044,770
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/33	860,000	1,139,190
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/35	400,000	525,240
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/36	325,000	424,486
Port Commission of the City & County of San Francisco Rev., 4.00%, 3/1/37	325,000	389,171
Port Commission of the City & County of San Francisco Rev., 4.00%, 3/1/38	405,000	482,525
Port Commission of the City & County of San Francisco Rev., 4.00%, 3/1/40	1,310,000	1,544,896
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(2)	4,000,000	4,237,240
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	3,004,123
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,645,000	2,046,133
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(2)	790,000	828,497
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(2)	1,300,000	1,364,961
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(2)	1,410,000	1,482,220
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,291,360
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,604,887
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,595,712
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,653,607
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,419,160
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 9/1/20	7,900,000	7,900,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	807,233
River Islands Public Financing Authority Rev., 4.00%, 9/1/40(4)	2,500,000	2,902,850
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(2)	1,560,000	1,567,987
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	842,210
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	789,970
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,187,445
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,995,707
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,125,832
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,789,500
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,141,391
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,447,556
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,561,775
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,066,050
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,228,954
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/36	1,000,000	1,142,550
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/37	1,100,000	1,253,208
30

	Principal Amount	Value
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/38	$1,000,000	$1,136,180
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	886,913
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,295,214
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,251,433
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,668,514
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,187,450
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,472,150
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,226,463
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40(4)	1,260,000	1,426,597
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,097,645
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,787,435
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	475,000	478,938
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,001,620
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,001,620
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,801,741
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,239,110
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,234,590
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,064,170
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/27	2,960,000	3,917,501
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/28	2,000,000	2,702,180
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 0.77%, (67% of the 3-month LIBOR plus 0.53%), 12/1/35 (NATL)	8,500,000	7,347,145
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,605,740
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	936,628
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,365,250
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,640,205
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,189,630
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,463,250
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,613,820
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,583,480
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,135,840
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,546,145
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,128,550
San Bernardino Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	17,240,000	21,145,550
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	2,950,301
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,546,914
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,747,999
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,566,133
31

	Principal Amount	Value
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	$2,000,000	$2,145,800
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,526,997
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	11,173,167
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	2,052,360
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,420,990
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,680,962
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	823,291
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,232,850
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,042,109
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,220,560
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	852,264
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,213,580
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/37	1,200,000	1,393,308
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/38	1,350,000	1,562,557
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,252,670
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,338,490
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,106,736
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,431,092
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,912,741
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,234,589
San Diego County Water Authority Rev., 5.00%, 5/1/29(4)	1,225,000	1,628,956
San Diego County Water Authority Rev., 5.00%, 5/1/31(4)	1,050,000	1,450,785
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	12,542,300
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/21(2)	2,000,000	2,087,040
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	2,000,000	2,183,280
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	6,345,850
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,091,210
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,135,820
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	283,635
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	566,300
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	843,480
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,675,687
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,810,605
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	980,000	1,011,791
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	1,210,000	1,249,252
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,076,200
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,783,941
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,340,087
32

	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	$5,060,000	$5,201,427
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,547,460
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,262,300
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	480,410
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	495,729
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	639,436
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	428,578
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	459,128
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(2)	500,000	513,110
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,279,736
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	987,071
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,517,160
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,108,030
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,107,820
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,473,725
San Mateo Special Tax, 5.50%, 9/1/44	750,000	790,710
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,387,848
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,347,951
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,466,673
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	932,681
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,627,151
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,613,367
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,978,332
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,086,053
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,065,590
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,563,001
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,245,990
Santa Clara Electric Rev., 5.00%, 7/1/21, Prerefunded at 100% of Par(2)	1,500,000	1,558,815
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,761,570
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,034,570
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,138,360
33

	Principal Amount	Value
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	$1,920,000	$2,531,155
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,911,323
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,704,690
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,443,666
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,364,180
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	705,324
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,078,250
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,642,354
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,336,445
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,578,234
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	450,000	587,286
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,110,000	2,718,355
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,515,000	3,189,573
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,560,555
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,347,060
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,341,934
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,219,050
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,441,047
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,705,271
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	2,892,117
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	1,060,333
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,044,650
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,789,534
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,739,495
State of California GO, 5.00%, 3/1/23	10,000,000	11,203,600
State of California GO, 5.00%, 12/1/26	1,045,000	1,201,332
State of California GO, 5.00%, 2/1/27	10,000,000	11,112,800
State of California GO, 4.00%, 11/1/27	2,000,000	2,476,380
State of California GO, 5.00%, 2/1/28	6,795,000	7,538,985
State of California GO, 5.00%, 11/1/29	2,625,000	2,991,844
State of California GO, 5.00%, 4/1/30	2,500,000	3,344,875
State of California GO, 5.00%, 4/1/31	1,350,000	1,792,719
State of California GO, 5.00%, 11/1/31	7,435,000	9,568,399
State of California GO, 5.00%, 4/1/32	3,000,000	3,952,230
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	7,170,100
State of California GO, 5.00%, 4/1/37	5,000,000	5,749,000
34

	Principal Amount	Value
State of California GO, 5.00%, 4/1/38	$3,500,000	$4,488,680
State of California GO, (Kindergarten), VRDN, 0.01%, 9/1/20 (LOC: State Street Bank & Trust Co.)	600,000	600,000
State of California GO, VRN, 4.00%, 12/1/30	4,000,000	4,107,000
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,494,220
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	10,325,100
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,519,709
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,531,810
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,618,895
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,777,545
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	888,773
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,274,221
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,628,496
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,734,215
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,156,310
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,284,510
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,274,740
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	575,000
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	466,659
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,001,890
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	718,771
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,814,655
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,167,434
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,182,517
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	642,675
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,472,059
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	961,567
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	937,448
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	400,000
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	539,880
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	298,469
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,330,610
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	498,126
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,832,244
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,898,385
35

	Principal Amount	Value
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	$3,270,000	$3,662,629
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	495,391
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,409,119
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,610,462
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	1,052,992
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,796,126
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	929,550
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	995,751
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	1,000,000	1,291,090
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	364,869
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	363,207
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	889,854
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	381,994
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,263,340
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	405,587
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	606,310
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	699,631
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	526,463
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	904,835
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,516,846
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	830,484
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,840,454
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	768,157
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,199,650
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,190,440
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	2,840,000	3,072,113
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,572,974
University of California Rev., 4.00%, 5/15/26	2,415,000	2,922,005
University of California Rev., 5.00%, 5/15/26	3,310,000	3,580,030
36

	Principal Amount	Value
University of California Rev., 5.00%, 5/15/32	$3,750,000	$5,136,487
University of California Rev., 5.00%, 5/15/33	1,000,000	1,358,890
University of California Rev., VRDN, 0.01%, 9/1/20	5,500,000	5,500,000
University of California Rev., VRDN, 0.01%, 9/1/20	300,000	300,000
University of California Rev., VRDN, 0.01%, 9/1/20	600,000	600,000
University of California Rev., VRN, 5.00%, 5/15/48	5,000,000	5,631,450
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,287,210
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,842,472
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,751,267
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,057,500
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	2,000,000	2,648,620
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,634,640
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,307,280
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,442,440
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,717,155
West Hollywood Public Financing Authority Rev., (West Hollywood), 4.00%, 4/1/36	2,000,000	2,418,800
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	770,406
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	734,682
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,499,505
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,238,604
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	2,850,000	2,929,116
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,950,994
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,394,862
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,811,868
		1,998,003,930
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	309,768
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	347,965
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	553,475
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	399,651
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	410,620
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	599,430
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,100,061
		3,720,970
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,872,900,168)		2,001,724,900
OTHER ASSETS AND LIABILITIES — 0.4%		8,574,800
TOTAL NET ASSETS — 100.0%		$2,010,299,700
37

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,521,483, which represented 1.7% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.
38

Statement of Assets and Liabilities

AUGUST 31, 2020
Assets
Investment securities, at value (cost of $1,872,900,168)	$2,001,724,900
Cash	257,733
Receivable for investments sold	8,118,500
Receivable for capital shares sold	867,807
Interest receivable	21,429,989
2,032,398,929

Liabilities
Payable for investments purchased	18,803,660
Payable for capital shares redeemed	2,014,918
Accrued management fees	595,281
Distribution and service fees payable	14,584
Dividends payable	670,786
22,099,229

Net Assets	$2,010,299,700

Net Assets Consist of:
Capital paid in	$1,885,165,027
Distributable earnings	125,134,673
$2,010,299,700

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$887,524,803	72,914,342	$12.17
I Class	$838,638,817	68,883,199	$12.17
Y Class	$252,097,957	20,706,076	$12.18
A Class	$20,507,109	1,684,023	$12.18*
C Class	$11,531,014	946,618	$12.18
*Maximum offering price $12.75 (net asset value divided by 0.955).

See Notes to Financial Statements.
39

Statement of Operations

YEAR ENDED AUGUST 31, 2020
Investment Income (Loss)
Income:
Interest	$54,232,557

Expenses:
Management fees	7,454,729
Distribution and service fees:
A Class	50,236
C Class	135,805
Trustees' fees and expenses	152,456
Other expenses	247
7,793,473

Net investment income (loss)	46,439,084

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(2,381,069)
Change in net unrealized appreciation (depreciation) on investments	(9,056,268)

Net realized and unrealized gain (loss)	(11,437,337)

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,001,747

See Notes to Financial Statements.
40

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2020 AND AUGUST 31, 2019
Increase (Decrease) in Net Assets	August 31, 2020	August 31, 2019
Operations
Net investment income (loss)	$46,439,084	$46,588,676
Net realized gain (loss)	(2,381,069)	1,921,403
Change in net unrealized appreciation (depreciation)	(9,056,268)	81,656,268
Net increase (decrease) in net assets resulting from operations	35,001,747	130,166,347

Distributions to Shareholders
From earnings:
Investor Class	(26,421,416)	(29,171,085)
I Class	(20,159,657)	(17,228,314)
Y Class	(1,975,018)	(246,575)
A Class	(432,114)	(511,424)
C Class	(192,153)	(239,644)
Decrease in net assets from distributions	(49,180,358)	(47,397,042)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	84,053,317	142,187,251

Net increase (decrease) in net assets	69,874,706	224,956,556

Net Assets
Beginning of period	1,940,424,994	1,715,468,438
End of period	$2,010,299,700	$1,940,424,994

See Notes to Financial Statements.
41

Notes to Financial Statements

AUGUST 31, 2020

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

42

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

43

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $45,500,000 and $47,495,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2020 were $892,242,267 and $791,449,744, respectively.

44

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2020		Year ended August 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	18,190,546	$219,851,997	24,621,877	$290,107,076
Issued in reinvestment of distributions	1,592,022	19,237,974	1,806,888	21,344,203
Redeemed	(41,615,838)	(495,626,417)	(29,478,055)	(346,207,121)
	(21,833,270)	(256,536,446)	(3,049,290)	(34,755,842)
I Class
Sold	24,061,902	289,763,690	32,410,824	380,925,733
Issued in reinvestment of distributions	1,650,730	19,951,982	1,429,728	16,934,188
Redeemed	(16,842,041)	(200,511,428)	(18,892,785)	(221,485,726)
	8,870,591	109,204,244	14,947,767	176,374,195
Y Class
Sold	20,917,830	248,732,941	468,794	5,525,634
Issued in reinvestment of distributions	28,593	345,500	20,808	246,575
Redeemed	(1,158,240)	(13,943,525)	(160,758)	(1,888,292)
	19,788,183	235,134,916	328,844	3,883,917
A Class
Sold	413,103	4,954,622	538,059	6,357,771
Issued in reinvestment of distributions	34,738	419,980	42,195	499,252
Redeemed	(530,296)	(6,304,465)	(646,166)	(7,687,880)
	(82,455)	(929,863)	(65,912)	(830,857)
C Class
Sold	129,702	1,574,469	159,709	1,883,932
Issued in reinvestment of distributions	14,138	170,986	17,581	207,725
Redeemed	(378,224)	(4,564,989)	(388,837)	(4,575,819)
	(234,384)	(2,819,534)	(211,547)	(2,484,162)
Net increase (decrease)	6,508,665	$84,053,317	11,949,862	$142,187,251

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

45

7. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer's ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2020 and August 31, 2019 were as follows:

	2020	2019
Distributions Paid From
Exempt income	$46,175,830	$46,467,231
Taxable ordinary income	$14,408	—
Long-term capital gains	$2,990,120	$929,811

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,872,912,080
Gross tax appreciation of investments	$131,104,442
Gross tax depreciation of investments	(2,291,622)
Net tax appreciation (depreciation) of investments	$128,812,820
Other book-to-tax adjustments	$(1,137)
Undistributed exempt income	—
Post-October capital loss deferral	$(3,677,010)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

46

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020	$12.23	0.27	(0.04)	0.23	(0.27)	(0.02)	(0.29)	$12.17	1.93%	0.47%	2.26%	40%	$887,525
2019	$11.69	0.30	0.55	0.85	(0.30)	(0.01)	(0.31)	$12.23	7.29%	0.47%	2.56%	54%	$1,158,927
2018	$12.00	0.30	(0.31)	(0.01)	(0.30)	—	(0.30)	$11.69	0.03%	0.47%	2.56%	52%	$1,143,719
2017	$12.24	0.29	(0.24)	0.05	(0.29)	—	(0.29)	$12.00	0.46%	0.47%	2.43%	52%	$1,196,600
2016	$11.85	0.28	0.39	0.67	(0.28)	—	(0.28)	$12.24	5.74%	0.47%	2.34%	23%	$1,301,751
I Class
2020	$12.23	0.30	(0.04)	0.26	(0.30)	(0.02)	(0.32)	$12.17	2.05%	0.27%	2.46%	40%	$838,639
2019	$11.70	0.32	0.55	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.59%	0.27%	2.76%	54%	$734,197
2018	$12.00	0.32	(0.29)	0.03	(0.33)	—	(0.33)	$11.70	0.23%	0.27%	2.76%	52%	$527,123
2017	$12.24	0.31	(0.24)	0.07	(0.31)	—	(0.31)	$12.00	0.66%	0.27%	2.63%	52%	$378,363
2016	$11.85	0.31	0.39	0.70	(0.31)	—	(0.31)	$12.24	5.95%	0.27%	2.54%	23%	$298,010
Y Class
2020	$12.23	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)	$12.18	2.17%	0.24%	2.49%	40%	$252,098
2019	$11.70	0.33	0.54	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.53%	0.24%	2.79%	54%	$11,228
2018	$12.00	0.33	(0.30)	0.03	(0.33)	—	(0.33)	$11.70	0.26%	0.24%	2.79%	52%	$6,889
2017(3)	$11.78	0.12	0.23	0.35	(0.13)	—	(0.13)	$12.00	2.94%	0.24%(4)	2.62%(4)	52%(5)	$6,233

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020	$12.24	0.24	(0.04)	0.20	(0.24)	(0.02)	(0.26)	$12.18	1.68%	0.72%	2.01%	40%	$20,507
2019	$11.70	0.27	0.55	0.82	(0.27)	(0.01)	(0.28)	$12.24	7.11%	0.72%	2.31%	54%	$21,617
2018	$12.00	0.27	(0.30)	(0.03)	(0.27)	—	(0.27)	$11.70	(0.22)%	0.72%	2.31%	52%	$21,438
2017	$12.24	0.26	(0.24)	0.02	(0.26)	—	(0.26)	$12.00	0.21%	0.72%	2.18%	52%	$22,836
2016	$11.85	0.25	0.39	0.64	(0.25)	—	(0.25)	$12.24	5.47%	0.72%	2.09%	23%	$47,126
C Class
2020	$12.24	0.15	(0.04)	0.11	(0.15)	(0.02)	(0.17)	$12.18	0.92%	1.47%	1.26%	40%	$11,531
2019	$11.70	0.18	0.55	0.73	(0.18)	(0.01)	(0.19)	$12.24	6.22%	1.47%	1.56%	54%	$14,457
2018	$12.01	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)	$11.70	(0.96)%	1.47%	1.56%	52%	$16,299
2017	$12.24	0.17	(0.23)	(0.06)	(0.17)	—	(0.17)	$12.01	(0.46)%	1.47%	1.43%	52%	$16,929
2016	$11.86	0.16	0.38	0.54	(0.16)	—	(0.16)	$12.24	4.60%	1.47%	1.34%	23%	$21,058

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 10, 2017 (commencement of sale) through August 31, 2017.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California Intermediate-Term Tax-Free Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Intermediate-Term Tax-Free Bond Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 16, 2020

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	40	CYS Investments, Inc.; Kirby Corporation; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	40	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	59	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	40	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	40	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	40	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	40	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	122	None

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the

Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates $2,990,120, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended August 31, 2020.

The fund hereby designates $14,408 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended August 31, 2020.

The fund designates $46,231,313 as exempt interest dividends for the fiscal year ended August 31, 2020.

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90327 2010

Annual Report

August 31, 2020

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2020. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Pandemic Disrupted Economic, Market Courses

Broad market sentiment was generally upbeat through the first half of the reporting period. Dovish central banks, modest inflation, improving economic and corporate earnings data, and progress on U.S.-China trade policy helped boost global growth outlooks. Against this backdrop, risk assets, including municipal bonds (munis), largely remained in favor.

However, beginning in late February, COVID-19 quickly quashed the optimistic tone. The outbreak rapidly spread worldwide, halting most U.S. and global economic activity and triggering a deep worldwide recession. In the U.S., stocks and credit-sensitive assets sold off sharply, while U.S. Treasury yields plunged to record lows amid soaring demand. Quick and aggressive action from the Federal Reserve and Congress helped stabilize financial markets and restore confidence in the muni and credit sectors. Additionally, declining coronavirus infection and death rates in many regions and the reopening of economies were positive influences. By the end of August, manufacturing, employment and other data suggested an economic recovery was underway.

In general, munis bounced back from the early spring sell-off to deliver modest gains for the 12-month period. However, the broad asset class did not keep pace with the rallying Treasury market.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of August 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BCTXX	0.53%	0.54%	0.28%	11/9/83
Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.
3

Fund Characteristics

AUGUST 31, 2020
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	(0.34)%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	35 days
Weighted Average Life	35 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	74%
31-90 days	17%
91-180 days	—
More than 180 days	9%
4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2020 to August 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 3/1/20	Ending Account Value 8/31/20	Expenses Paid During Period(1) 3/1/20 - 8/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,002.10	$1.66	0.33%
Hypothetical
Investor Class	$1,000	$1,023.48	$1.68	0.33%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedule of Investments

AUGUST 31, 2020

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.2%
California — 98.3%
ABAG Finance Authority for Nonprofit Corporations Rev., (Pathways Home Health and Hospice), VRDN, 0.09%, 9/7/20 (LOC: U.S. Bank N.A.)	$2,420,000	$2,420,000
ABAG Finance Authority for Nonprofit Corporations Rev., (Sharp Healthcare Obligated Group), VRDN, 0.07%, 9/7/20 (LOC: Citibank N.A.)	3,565,000	3,565,000
California Educational Facilities Authority Rev., 0.21%, 3/3/21	1,000,000	1,000,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.11%, 9/7/20 (LOC: Bank of Stockton and FHLB)	2,595,000	2,595,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.11%, 9/7/20 (LOC: First Republic Bank and FHLB)	5,180,000	5,180,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.11%, 9/7/20 (LOC: Wells Fargo Bank N.A.)	4,220,000	4,220,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.11%, 9/7/20 (LOC: Wells Fargo Bank N.A.)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (EB Property Management LLC), VRDN, 0.10%, 9/7/20 (LOC: California United Bank and Wells Fargo Bank N.A.)	1,180,000	1,180,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 0.10%, 9/7/20 (LOC: Bank of the West)	760,000	760,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.13%, 9/7/20 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Statewide Communities Development Authority Rev., 0.52%, 10/8/20	3,500,000	3,500,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 0.08%, 9/7/20 (LOC: Wells Fargo Bank N.A.)	600,000	600,000
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 0.13%, 9/7/20 (LOC: East West Bank, Zions Bank and FHLB)	6,300,000	6,300,000
Irvine Ranch Water District Special Assessment, VRN, 0.03%, (MUNIPSA less 0.06%), 10/1/37	6,000,000	6,000,000
Los Angeles County Rev., 4.00%, 6/30/21	1,000,000	1,030,676
Los Angeles County California GO, 0.18%, 11/3/20 (LOC: Barclays Bank plc)	4,000,000	4,000,000
Los Angeles County Capital Asset Leasing Corp. Rev., 0.16%, 10/8/20 (LOC: State Street Bank & Trust Co.)	1,000,000	1,000,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 9/1/20 (SBBPA: Bank of America N.A.)	300,000	300,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 9/1/20 (SBBPA: Bank of America N.A.)	600,000	600,000
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 9/1/20 (SBBPA: PNC Bank N.A.)	300,000	300,000
Metropolitan Water District of Southern California Rev., VRN, 0.34%, (MUNIPSA plus 0.25%), 7/1/47	4,000,000	4,000,000
Modesto Public Financing Authority Rev., (Modesto), VRDN, 0.08%, 9/7/20 (LOC: Bank of the West)	1,915,000	1,915,000
Municipal Improvement Corp. of Los Angeles Rev., 0.16%, 11/17/20 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 0.15%, 9/7/20 (LOC: Bank of the Sierra and FHLB)	4,190,000	4,190,000
7

	Principal Amount	Value
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 9/1/20	$600,000	$600,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 9/1/20	300,000	300,000
Riverside County Rev., 1.38%, 10/22/20	1,000,000	1,000,379
Riverside Electric Rev., VRDN, 0.08%, 9/7/20 (LOC: Barclays Bank plc)	145,000	145,000
San Diego County COP, (San Diego Museum of Art), VRDN, 0.07%, 9/7/20 (LOC: Wells Fargo Bank N.A.)(GA: Irish Government)	1,500,000	1,500,000
San Diego County Water Authority, 0.17%, 9/24/20	4,000,000	4,000,000
San Francisco City & County Rev., (Related / Mariposa Development Co. LP), VRDN, 0.09%, 9/7/20 (LOC: Bank of America N.A.)	2,700,000	2,700,000
San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 0.08%, 9/7/20 (LOC: Sumitomo Mitsui Banking)	1,850,000	1,850,000
San Francisco City & County Public Utilities Commission Power Rev., 0.20%, 9/3/20 (LOC: Bank of America N.A.)	2,502,000	2,502,000
San Francisco City & County Public Utilities Commission Wastewater Rev., 0.17%, 10/28/20 (LOC: Bank of America N.A.)	3,180,000	3,180,000
Santa Clara County Financing Authority Rev., (El Camino Hospital), VRDN, 0.08%, 9/7/20 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
Santa Clara County Financing Authority Rev., VRDN, 0.08%, 9/7/20 (LOC: Bank of America N.A.)	1,000,000	1,000,000
State of California GO, 0.21%, 9/8/20	4,840,000	4,840,000
State of California GO, 0.18%, 10/15/20 (LOC: Royal Bank of Canada)	1,200,000	1,200,000
State of California Department of Water Resources Rev., 0.16%, 10/1/20	5,345,000	5,345,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.17%, 9/7/20 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.09%, 9/7/20 (LIQ FAC: Barclays Bank plc)(1)	2,220,000	2,220,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.09%, 9/7/20 (LIQ FAC: Barclays Bank plc)(1)	2,900,000	2,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.13%, 9/7/20 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,900,000	2,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.14%, 9/7/20 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.15%, 9/7/20 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,750,000	6,750,000
Town of Hillsborough COP, VRDN, 0.06%, 9/7/20 (SBBPA: Bank of the West)	2,700,000	2,700,000
University of California Rev., VRDN, 0.01%, 9/1/20	300,000	300,000
Victorville Joint Powers Finance Authority Rev., VRDN, 0.09%, 9/7/20 (LOC: BNP Paribas)	11,335,000	11,335,000
West Basin Municipal Water District Rev., 0.20%, 10/28/20 (LOC: Bank of the West)	1,000,000	1,000,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 0.16%, 9/7/20 (LOC: Bank of the West)	4,730,000	4,730,000
		131,968,055
Nevada — 0.9%
Truckee Meadows Water Authority Rev., 0.17%, 11/4/20 (LOC: Wells Fargo Bank N.A.)	1,172,000	1,172,000
TOTAL INVESTMENT SECURITIES — 99.2%		133,140,055
OTHER ASSETS AND LIABILITIES — 0.8%		1,112,083
TOTAL NET ASSETS — 100.0%		$134,252,138

8

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,520,000, which represented 16.0% of total net assets.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

AUGUST 31, 2020
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$133,140,055
Cash	127,646
Receivable for investments sold	835,000
Receivable for capital shares sold	124,828
Interest receivable	46,156
134,273,685

Liabilities
Payable for capital shares redeemed	5,584
Accrued management fees	15,963
21,547

Net Assets	$134,252,138

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	134,252,132

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$134,252,138

See Notes to Financial Statements.
10

Statement of Operations

YEAR ENDED AUGUST 31, 2020
Investment Income (Loss)
Income:
Interest	$1,483,157

Expenses:
Management fees	747,513
Trustees' fees and expenses	11,857
Other expenses	1,114
760,484
Fees waived	(123,250)
637,234

Net investment income (loss)	845,923

Net Increase (Decrease) in Net Assets Resulting from Operations	$845,923

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2020 AND AUGUST 31, 2019
Increase (Decrease) in Net Assets	August 31, 2020	August 31, 2019
Operations
Net investment income (loss)	$845,923	$1,727,730

Distributions to Shareholders
From earnings	(845,923)	(1,753,715)

Capital Share Transactions
Proceeds from shares sold	63,402,452	55,813,854
Proceeds from reinvestment of distributions	829,998	1,724,963
Payments for shares redeemed	(92,002,702)	(59,933,840)
Net increase (decrease) in net assets from capital share transactions	(27,770,252)	(2,395,023)

Net increase (decrease) in net assets	(27,770,252)	(2,421,008)

Net Assets
Beginning of period	162,022,390	164,443,398
End of period	$134,252,138	$162,022,390

Transactions in Shares of the Fund
Sold	63,402,452	55,813,854
Issued in reinvestment of distributions	829,998	1,724,963
Redeemed	(92,002,702)	(59,933,840)
Net increase (decrease) in shares of the fund	(27,770,252)	(2,395,023)

See Notes to Financial Statements.
12

Notes to Financial Statements

AUGUST 31, 2020

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
13

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended August 31, 2020 was 0.49% before waiver and 0.41% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $13,386,000 and $22,713,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer's ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

14

6. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2020 and August 31, 2019 were as follows:

	2020	2019
Distributions Paid From
Exempt income	$845,923	$1,727,730
Taxable ordinary income	—	$11,885
Long-term capital gains	—	$14,100

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.53%	0.42%	0.50%	0.55%	0.47%	$134,252
2019	$1.00	0.01	—	0.01	(0.01)	—(2)	(0.01)	$1.00	1.08%	0.50%	0.50%	1.06%	1.06%	$162,022
2018	$1.00	0.01	—(2)	0.01	(0.01)	—(2)	(0.01)	$1.00	0.75%	0.50%	0.50%	0.75%	0.75%	$164,443
2017	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.35%	0.50%	0.50%	0.33%	0.33%	$168,782
2016	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.02%	0.29%	0.50%	0.02%	(0.19)%	$169,640

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California Tax-Free Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Tax-Free Money Market Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 16, 2020

We have served as the auditor of one or more investment companies in American Century Investments since 1997.
17

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	40	CYS Investments, Inc.; Kirby Corporation; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	40	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	59	None
18

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	40	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	40	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	40	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	40	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	122	None

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

19

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

20

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
21

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above the median of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.
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Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the
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Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe.The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP.  The fund’s Form N-MFP reports are available on it’s website at americancentury.com and on the SEC’s website at sec.gov.  The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $845,923 as exempt interest dividends for the fiscal year ended August 31, 2020.

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Notes

28

Notes

29

Notes

30

Notes

31

Notes
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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
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Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90328 2010

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Anne Casscells, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2019: $86,209
FY 2020: $94,558

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2019: $0
FY 2020: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2019: $0
FY 2020: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2019: $0
FY 2020: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2019: $0
FY 2020: $0
(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2019: $0
FY 2020: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2019: $0
FY 2020: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2019: $177,597
FY 2020: $147,500

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	October 28, 2020

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2020